Intangible assets, net - Estimated amortization expenses for intangible assets (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Intangible assets, net
2023	¥ 20,202
2024	11,356
2025	5,131
2026	0
2027	¥ 0